Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0002017732
Registrant Name	XINZI
Registration File Number	333-285893
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES